Accounts Receivable and Unbilled Receivable	6 Months Ended
Jun. 30, 2024
Accounts Receivable and Unbilled Receivable [Abstract]
Accounts receivable and unbilled receivable
4.	Accounts receivable and unbilled receivable

Accounts receivables and unbilled receivables consisted of the following as of June 30, 2024 and December 31, 2023:

	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
Accounts receivables	$2,154	$3,659
Unbilled receivables	799	804
Total	$2,953	$4,463

There was no allowance for doubtful accounts recognized as of June 30, 2024 and December 31, 2023, respectively. The accounts receivable and unbilled receivable amounted to $2,952,887 was fully collected till report date.